SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT

Short-term and long-term bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Limits	Utilized as of December 31,
					2024	2023	2022
September 27, 2021	The Bank of East Asia, Limited (“BEA”)	Non-revolving term loan under SME Financing Guarantee Scheme (“SME Scheme”)	Prime Rate -2.50%	$775,845
		- Short-term loan portion			$108,430	$102,736	$99,640
		- Long-term loan portion			447,086	552,518	653,185

August 1, 2022	BEA	General banking facilities		641,109
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		-	-	99,020
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		-	-	256,443
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-	-
July 4, 2023	BEA	General banking facilities		642,797
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		-	175,430	-
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		-	257,119	-
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	11,861	-
July 8, 2024	BEA	General banking facilities		646,538
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		62,794	-	-
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		258,615	-	-
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		138,954	-	-
July 10, 2023	Shanghai Commercial Bank (“SHCB”)	Revolving Loan	“HKD) Prime Rate -0.75% USD) Prime Rate -1.75%”	642,797	-	601,916	-
September 4, 2024	SHCB	Revolving Loan	“HKD) Prime Rate -0.75% USD) Prime Rate -1.75%”	1,939,613	1,321,523	-	-
June 2, 2023	Mercedes-Benz Financial Services Hong Kong Ltd.	Obligation from finance lease for motor vehicle	2.680%	57,414
		- Short-term loan portion			11,125	10,319	-
		- Long-term loan portion			24,489	35,408	-